Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Credit Default Swaps Sold [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 614,801	¥ 672,763
Maximum potential/Notional amount, Expiring in 1-5 years		2,210,301	2,518,540
Maximum potential/Notional amount, Expiring over 5 years		199,674	183,000
Maximum potential/Notional amount, Total		3,024,776	3,374,303
Credit derivative (asset) liability at fair value	[1]	(26,254)	(42,279)
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		547,314	544,175
Maximum potential/Notional amount, Expiring in 1-5 years		1,665,938	1,970,400
Maximum potential/Notional amount, Expiring over 5 years		36,206	68,591
Maximum potential/Notional amount, Total		2,249,458	2,583,166
Credit derivative (asset) liability at fair value	[1]	(12,150)	(26,601)
Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	459,003	488,541
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,372,477	1,743,295
Maximum potential/Notional amount, Expiring over 5 years	[2]	29,906	63,291
Maximum potential/Notional amount, Total	[2]	1,861,386	2,295,127
Credit derivative (asset) liability at fair value	[1],[2]	(18,680)	(34,573)
Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		66,924	52,903
Maximum potential/Notional amount, Expiring in 1-5 years		288,761	226,666
Maximum potential/Notional amount, Expiring over 5 years		6,300	5,300
Maximum potential/Notional amount, Total		361,985	284,869
Credit derivative (asset) liability at fair value	[1]	5,815	8,017
Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		21,387	2,731
Maximum potential/Notional amount, Expiring in 1-5 years		4,700	439
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		26,087	3,170
Credit derivative (asset) liability at fair value	[1]	715	(45)
Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		67,487	128,588
Maximum potential/Notional amount, Expiring in 1-5 years		544,363	548,140
Maximum potential/Notional amount, Expiring over 5 years		163,468	114,409
Maximum potential/Notional amount, Total		775,318	791,137
Credit derivative (asset) liability at fair value	[1]	(14,104)	(15,678)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		7,117
Maximum potential/Notional amount, Expiring in 1-5 years		222,196	198,361
Maximum potential/Notional amount, Expiring over 5 years		163,468	109,409
Maximum potential/Notional amount, Total		392,781	307,770
Credit derivative (asset) liability at fair value	[1]	(5,598)	(6,396)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	4,237
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	194,196	195,481
Maximum potential/Notional amount, Expiring over 5 years	[2]	163,468	109,409
Maximum potential/Notional amount, Total	[2]	361,901	304,890
Credit derivative (asset) liability at fair value	[1],[2]	(5,278)	(6,387)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		2,880
Maximum potential/Notional amount, Expiring in 1-5 years		28,000	2,880
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		30,880	2,880
Credit derivative (asset) liability at fair value	[1]	(320)	(9)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		60,370	128,588
Maximum potential/Notional amount, Expiring in 1-5 years		322,167	349,779
Maximum potential/Notional amount, Expiring over 5 years			5,000
Maximum potential/Notional amount, Total		382,537	483,367
Credit derivative (asset) liability at fair value	[1]	(8,506)	(9,282)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	46,000	55,856
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	166,794	273,097
Maximum potential/Notional amount, Expiring over 5 years	[2]		5,000
Maximum potential/Notional amount, Total	[2]	212,794	333,953
Credit derivative (asset) liability at fair value	[1],[2]	(3,224)	(5,225)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		9,384	56,349
Maximum potential/Notional amount, Expiring in 1-5 years		58,238
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		67,622	56,349
Credit derivative (asset) liability at fair value	[1]	(1,134)	(180)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		4,986	16,383
Maximum potential/Notional amount, Expiring in 1-5 years		97,135	76,682
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		102,121	93,065
Credit derivative (asset) liability at fair value	[1]	¥ (4,148)	¥ (3,877)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.